Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and Uncertainties
The Plan provides for investment options in various securities and funds that invest in equity and debt securities and other investments. Such investments are exposed to risks and uncertainties, such as interest rate risk, credit risk, economic changes, political unrest, geopolitical instability, regulatory changes, foreign currency risk and overall market volatility. The Plan's exposure to a concentration of credit risk is dependent upon the investments selected by participants. These risks and uncertainties could impact the participants' account balances and the amounts reported in the financial statements. Approximately 7% and 9% of the Plan's net assets available for benefits were invested in common stock of the Company through the PepsiCo Master Trust at December 31, 2025 and 2024, respectively. The underlying value of the Company's stock is impacted by the performance of the Company, the market's evaluation of such performance and other factors.